STOCK BENEFIT PLANS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
STOCK BENEFIT PLANS [Abstract]
Exercise price of stock option granted, minimum percentage of fair market value	100.00%
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, weighted-average exercise price	$ 16.20	$ 16.20	$ 16.20	$ 16.20
Employee stock ownership plan, compensation expense	$ 116	$ 100	$ 115
Employee stock ownership plan, number of shares	385,592	339,972
Employee Stock Ownership Plan Line Of Credit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average interest rate	3.25%
Maturity date	Mar. 31, 2016
Employee Stock Ownership Plan Term Loan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average interest rate	3.25%
Term	20 years
Maturity date	Dec. 31, 2035
Officers' and Employees' Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, shares	77,019	77,019	77,019	87,019
Stock options outstanding, weighted-average exercise price	$ 16.20	$ 16.20
Stock options outstanding, weighted-average remaining contractual life, years	3 years 5 months 1 day	4 years 5 months 1 day
Stock options exercisable, shares	77,019
Maximum stock options or restricted shares authorized	152,000
Contractual term	10 years
Nonvested Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, shares	0	0	27,229
Directors' Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, shares	37,500	37,500	37,500	37,500
Stock options outstanding, weighted-average exercise price	$ 16.20	$ 16.20
Stock options outstanding, weighted-average remaining contractual life, years	3 years 3 months	4 years 3 months
Stock options exercisable, shares	37,500
Maximum stock options or restricted shares authorized	38,000
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum stock options or restricted shares authorized	38,000